UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2490

Smith Barney Money Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

SMITH BARNEY MONEY FUNDS, INC.

CASH PORTFOLIO

GOVERNMENT PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2006

CASH PORTFOLIO

Schedules of Investments (unaudited)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.6%
Commercial Paper - 57.3%
	Albis Capital Corp.:
$41,000,000	5.543% due 10/2/06 (a)(b)	$41,000,000
33,000,000	5.522% due 10/25/06 (a)(b)	32,885,096
11,045,000	5.417% due 12/4/06 (a)(b)	10,941,591
50,000,000	5.378% due 12/20/06 (a)(b)	49,417,375
	Amstel Funding Corp.:
101,308,000	5.138% due 10/6/06 (a)(b)	101,251,591
74,232,000	5.209% due 10/27/06 (a)(b)	73,970,126
97,586,000	5.446% due 10/30/06 (a)(b)	97,178,416
150,000,000	5.550% due 1/22/07 (a)(b)	147,480,000
15,783,000	5.431% due 2/2/07 (a)(b)	15,497,735
	Anglesea Funding:
20,720,000	5.553% due 10/2/06 (a)(b)	20,720,000
150,000,000	5.340% due 1/8/07 (a)(b)	147,852,167
55,000,000	5.393% due 1/16/07 (a)(b)	54,143,314
67,500,000	ANZ Delaware Inc., 5.345% due 12/5/06 (a)	66,875,400
	Aquinas Funding LLC:
35,650,000	5.403% due 12/11/06 (a)(b)	35,285,380
40,000,000	5.530% due 12/18/06 (a)(b)	39,539,711
68,391,000	Atlantic Asset Securitization Corp., 5.392% due 3/20/07 (a)(b)	66,705,447
88,258,000	Atlantis One Funding Corp., 5.377% due 3/12/07 (a)(b)	86,193,670
	Atomium Funding Corp.:
133,800,000	5.458% due 11/1/06 (a)(b)	133,199,573
89,353,000	5.351% due 12/6/06 (a)(b)	88,501,168
	Bank of America Corp.:
92,000,000	5.296% due 11/6/06 (a)	91,530,417
75,000,000	5.296% due 11/20/06 (a)	74,464,062
28,000,000	5.346% due 11/27/06 (a)	27,770,244
	Bavaria TRR Corp.:
150,320,000	5.303% due 10/5/06 (a)(b)	150,253,734
100,000,000	5.313% due 10/6/06 (a)(b)	99,941,222
93,000,000	5.316% due 10/18/06 (a)(b)	92,780,933
98,250,000	Bear Stearns Co., 5.455% due 3/1/07 (c)	98,250,000
108,614,000	Belmont Funding LLC, 5.303% due 10/20/06 (a)(b)	108,327,259
	Berkeley Square Finance LLC:
20,100,000	5.311% due 10/11/06 (a)(b)	20,073,368
232,359,000	5.302% - 5.316% due 10/18/06 (a)(b)	231,813,277
100,000,000	5.280% due 12/5/06 (b)	99,992,967
	Chesham Finance LLC:
25,303,000	5.118% due 10/2/06 (a)(b)	25,303,000
63,536,000	5.171% - 5.315% due 10/16/06 (a)(b)	63,409,494
49,000,000	5.080% due 11/20/06 (b)(c)	48,998,066
75,000,000	5.574% due 1/12/07 (a)(b)	73,848,250
150,000,000	5.280% due 2/9/07 (b)	149,983,637
95,000,000	5.400% due 2/28/07 (a)(b)	92,932,977
50,000,000	5.305% due 7/18/07 (b)	49,986,380
	Cobbler Funding LLC:
60,000,000	5.443% due 10/25/06 (a)(b)	59,793,958
25,000,000	5.362% due 12/11/06 (a)(b)	24,742,847
	Concord Minuteman Capital Co.:
84,300,000	5.583% due 1/12/07 (a)(b)	83,003,044
150,434,000	5.369% due 1/19/07 (a)(b)	148,033,617
49,000,000	Credit Suisse Securities USA, 5.553% due 1/19/07 (a)(b)	48,198,850

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 57.3% (continued)
	Crown Point Capital Co.:
$26,767,000	5.552% due 1/12/07 (a)(b)	$26,357,465
209,420,000	5.363% due 1/17/07 (a)(b)	206,139,726
144,242,000	5.392% due 3/7/07 (a)(b)	140,960,495
	Cullinan Finance Corp.:
27,285,000	5.270% due 11/20/06 (a)(b)	27,094,482
21,333,000	5.402% due 1/30/07 (a)(b)	20,958,250
	Curzon Funding LLC:
126,650,000	5.442% due 10/30/06 (a)(b)	126,121,025
150,000,000	5.408% due 2/28/07 (a)(b)	146,731,313
45,000,000	5.387% due 3/13/07 (a)(b)	43,936,875
96,900,000	Deutsche Bank NY, 5.548% due 12/6/06 (a)	95,951,726
	East-Fleet Finance LLC:
42,700,000	5.353% due 11/29/06 (a)(b)	42,335,045
50,000,000	5.300% due 1/25/07 (b)	49,996,875
	Ebury Finance Ltd.:
46,700,000	5.324% due 10/12/06 (a)(b)	46,631,247
80,000,000	5.181% due 10/16/06 (a)(b)	79,842,889
82,000,000	5.214% due 10/27/06 (a)(b)	81,710,722
229,600,000	5.236% due 11/16/06 (a)(b)	228,136,300
75,000,000	5.553% due 1/17/07 (a)(b)	73,796,250
25,000,000	5.448% due 2/16/07 (a)(b)	24,495,764
50,000,000	5.448% due 2/22/07 (a)(b)	48,947,361
100,000,000	5.403% due 2/28/07 (a)(b)	97,822,945
195,000,000	5.337% - 5.392% due 3/19/07 (a)(b)	190,244,667
45,000,000	5.305% due 6/27/07 (a)(b)	43,291,500
115,650,000	Eramus Capital Corp., 5.296% due 10/10/06 (a)(b)	115,514,304
	Fenway Funding LLC:
142,828,000	5.442% due 10/2/06 (a)(b)	142,828,000
50,000,000	5.323% due 10/4/06 (a)(b)	49,985,250
50,000,000	5.343% due 11/1/06 (a)(b)	49,778,750
60,000,000	Ford Credit Floorplan Motown, Master Owner Trust, Motown Notes, Series 2002-1A, 5.483% due 10/25/06 (a)(b)	59,792,617
36,706,000	Fountain Square Comm Funding, 5.525% due 11/10/06 (a)(b)	36,490,077
91,501,000	Foxboro Funding Ltd., 5.336% due 10/23/06 (a)(b)	91,217,576
154,250,000	Galleon Capital Corp., 5.305% due 10/20/06 (a)(b)	153,842,780
	General Electric Capital Corp.:
150,000,000	5.402% due 2/5/07 (a)	147,238,500
150,000,000	5.335% due 6/19/07 (a)	144,442,500
	Georgetown Funding Co. LLC:
243,000,000	5.323% due 10/19/06 (a)(b)	242,391,826
100,000,000	5.351% due 10/24/06 (a)(b)	99,674,278
28,000,000	5.401% due 10/25/06 (a)(b)	27,903,758
69,000,000	5.334% due 10/26/06 (a)(b)	68,755,740
31,150,000	Giro Balanced Funding Corp., 5.324% due 10/27/06 (a)(b)	31,035,351
	Grampian Funding LLC:
39,500,000	5.175% due 10/16/06 (a)(b)	39,422,426
88,000,000	5.207% due 10/17/06 (a)(b)	87,813,367
55,000,000	5.165% due 10/25/06 (a)(b)	54,823,076
91,250,000	5.497% due 12/13/06 (a)(b)	90,273,625
93,300,000	5.544% due 12/14/06 (a)(b)	92,275,527
25,000,000	5.328% due 3/21/07 (a)(b)	24,387,292
19,968,000	Halkin Finance LLC, 5.442% due 10/2/06 (a)(b)	19,968,000
123,400,000	Harwood Street Funding I, 5.442% due 10/2/06 (b)	123,400,000
15,000,000	HBOS Treasury Services PLC, 5.200% due 3/5/07	14,666,333
	ING U.S. Funding LLC:
74,000,000	5.194% due 10/27/06 (a)(b)	73,739,972
68,000,000	5.196% due 10/30/06 (a)(b)	67,732,382

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
$71,494,000	Jupiter Securitization Corp., 5.314% due 10/10/06 (a)(b)	$71,409,796
100,000,000	Kaiserplatz Delaware, 5.365% due 12/5/06 (a)(b)	99,059,556
	Kestrel Funding PLC:
49,100,000	5.323% due 11/17/06 (a)(b)	48,768,425
34,864,000	5.340% due 11/27/06 (a)(b)	34,577,921
100,000,000	KKR Atlantic Funding Trust, 5.362% due 10/27/06 (a)	99,629,167
100,000,000	KKR Pacific Funding Trust, 5.334% due 10/6/06 (a)(b)	99,941,000
	Main Street Warehouse Funding:
95,150,000	5.325% due 10/23/06 (a)(b)	94,855,828
34,000,000	5.336% due 10/25/06 (a)(b)	33,884,655
21,922,000	Market Street Funding Corp., 5.301% due 10/19/06 (a)(b)	21,867,341
26,000,000	Master Funding LLC, Series B, 5.332% due 10/11/06 (a)(b)	25,965,485
	Mica Funding LLC:
329,699,000	5.313% - 5.323% due 10/12/06 (a)(b)	329,213,930
124,100,000	5.362% due 12/20/06 (a)(b)	122,659,372
	Mint II LLC:
100,000,000	5.406% due 10/6/06 (a)(b)	99,940,000
25,000,000	5.374% due 10/26/06 (a)(b)	24,910,833
100,000,000	5.377% due 11/22/06 (a)(b)	99,246,333
115,000,000	5.391% due 12/4/06 (a)(b)	113,927,338
163,000,000	5.408% due 12/21/06 (a)(b)	161,069,355
100,000,000	5.409% due 12/22/06 (a)(b)	98,800,750
63,000,000	5.428% due 2/27/07 (a)(b)	61,627,300
100,000,000	Mitten GMAC Mortgage Corp., 5.320% due 10/24/06 (a)(b)	99,676,722
	Morrigan TRR LLC:
75,000,000	5.452% due 10/3/06 (a)	74,988,750
133,750,000	5.332% - 5.478% due 10/6/06 (a)(b)	133,670,546
50,000,000	5.345% due 10/10/06 (a)(b)	49,940,889
77,700,000	5.360% due 10/11/06 (a)(b)	77,596,659
90,000,000	5.407% due 10/20/06 (a)(b)	89,757,450
77,300,000	5.373% due 11/6/06 (a)(b)	76,900,187
46,820,000	5.364% due 11/10/06 (a)(b)	46,549,653
45,697,000	5.357% due 11/17/06 (a)(b)	45,386,946
100,000,000	5.320% due 2/9/07 (b)(c)	99,996,467
75,389,000	New Center Asset Trust, 5.473% due 12/26/06 (a)	74,436,690
25,000,000	Newport Funding Corp., 5.493% due 10/23/06 (a)(b)	24,921,104
	North Lake Capital:
36,700,000	5.442% due 10/2/06 (a)(b)	36,700,000
100,000,000	5.339% due 10/4/06 (a)(b)	99,970,389
125,000,000	Nyala Funding LLC, 5.475% due 10/16/06 (a)(b)	124,737,500
	Orion Financial LLC:
37,000,000	5.320% due 10/27/06 (a)(b)	36,864,205
46,300,000	5.586% due 1/11/07 (a)(b)	45,594,658
	Ormond Quay Funding LLC:
36,000,000	5.303% due 10/4/06 (a)(b)	35,989,440
145,150,000	5.305% due 10/10/06 (a)(b)	144,979,691
100,000,000	5.304% due 10/13/06 (a)(b)	99,838,667
82,000,000	5.303% due 10/19/06 (a)(b)	81,795,547
135,000,000	5.304% - 5.305% due 10/23/06 (a)(b)	134,584,200
100,000,000	5.284% due 1/29/07 (b)(c)	99,990,094
	Perry Global Funding LLC:
50,157,000	5.292% due 11/10/06 (a)(b)	49,876,079
50,000,000	5.588% due 1/10/07 (a)(b)	49,244,445

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
	Polonius Inc.:
$65,170,000	5.245% due 10/23/06 (a)(b)	$64,974,599
48,000,000	5.421% due 1/8/07 (a)(b)	47,307,467
	Saint Germain Holdings Inc.:
45,000,000	5.331% due 10/13/06 (a)(b)	44,927,263
29,550,000	5.346% due 10/19/06 (a)(b)	29,476,043
36,900,000	San Paolo IMI US Finl Co., 5.543% due 12/29/06 (a)	36,412,920
30,000,000	Santander Centro Hispano LLC, 5.403% due 2/14/07 (a)	29,408,250
44,945,000	Scaldis Capital LLC, 5.397% due 1/25/07 (a)(b)	44,186,928
	Sigma Financial Inc.:
99,250,000	5.498% due 12/13/06 (a)(b)	98,188,025
100,000,000	5.267% due 6/27/07 (a)(b)	96,229,388
	Societe Generale North America:
106,051,000	5.227% - 5.229% due 11/13/06 (a)(b)	105,420,994
79,000,000	5.522% due 12/20/06 (a)(b)	78,064,717
	Solitaire Funding LLC:
50,000,000	5.162% due 10/12/06 (a)(b)	49,930,139
60,000,000	5.203% due 10/23/06 (a)(b)	59,822,200
50,000,000	5.304% due 10/23/06 (a)(b)	49,846,000
80,000,000	5.368% due 3/2/07 (a)(b)	78,245,044
	Stanfield Victoria Finance Ltd.:
100,000,000	5.133% due 10/10/06 (a)(b)	99,888,889
50,000,000	5.177% due 10/25/06 (a)(b)	49,839,000
50,000,000	5.554% due 1/22/07 (a)	49,160,000
100,000,000	5.501% due 1/29/07 (a)	98,231,528
98,450,000	Strand Capital LLC, 5.450% due 10/3/06 (a)(b)	98,435,233
	Svenska Handlesbanken Inc.:
94,900,000	5.468% due 10/10/06 (a)	94,786,331
85,000,000	5.499% due 2/2/07 (a)	83,446,271
	Tasman Funding Inc.:
238,000,000	5.305% - 5.306% due 10/10/06 (a)(b)	237,720,746
102,650,000	5.313% due 10/12/06 (a)(b)	102,499,162
31,800,000	5.328% due 11/15/06 (a)(b)	31,594,395
	Thornburg Mortgage Capital Resource:
117,000,000	5.333% due 10/6/06 (a)(b)	116,930,970
100,000,000	1.000% due 6/4/07 (b)	99,993,400
	UBS Finance Delaware LLC:
50,000,000	4.900% due 11/3/06 (a)(b)	49,789,911
50,000,000	5.516% due 12/19/06 (a)	49,416,083
78,400,000	5.430% due 2/5/07 (a)	76,949,796
31,925,000	Victory Receivable Corp., 5.336% due 10/5/06 (a)(b)	31,910,820
44,800,000	Westpac Banking Corp., 5.429% due 1/25/07 (a)(b)	44,042,942

	Total Commercial Paper (Cost - $13,265,382,409)	13,265,382,409

Bank Notes - 0.6%
	Bank of America NA, Charlotte, NC:
50,000,000	5.220% due 11/15/06	50,000,000
100,000,000	5.550% due 12/22/06	100,000,000

	Total Bank Notes (Cost - $150,000,000)	150,000,000

Certificates of Deposit - 3.4%
	Bank of America NA:
94,000,000	5.090% due 10/2/06	94,000,000
98,450,000	5.450% due 12/1/06	98,450,000
25,000,000	5.320% due 12/11/06	25,000,000

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit - 3.4% (continued)
	Wells Fargo Bank NA:
$190,000,000	5.270% due 10/24/06	$189,998,844
43,600,000	5.270% due 10/26/06	43,599,666
90,000,000	4.800% due 1/16/07	90,007,248
84,000,000	4.790% due 1/18/07	83,814,043
87,000,000	4.800% due 1/29/07	86,989,037
55,000,000	4.860% due 1/31/07	55,000,000
10,000,000	4.865% due 1/31/07	9,999,840

	Total Certificates of Deposit (Cost - $776,858,678)	776,858,678

Certificates of Deposit (Yankee) - 23.2%
40,000,000	ABN Amro Bank Chicago NV, 4.435% due 10/12/06	40,000,000
	Bank Montreal Chicago, IL Branch:
78,250,000	5.290% due 10/30/06	78,250,162
105,000,000	5.480% due 12/21/06	105,014,355
35,000,000	Bank Nova Scotia, 4.860% due 1/30/07	34,997,703
50,000,000	Bank of Tokyo, 5.370% due 3/19/07	50,000,000
	Barclays Bank PLC NY:
100,000,000	5.400% due 10/2/06	100,000,000
198,500,000	5.480% due 10/20/06	198,500,000
60,250,000	5.310% due 11/7/06	60,250,000
99,750,000	5.500% due 11/13/06	99,750,000
75,000,000	5.310% due 11/20/06	75,000,000
49,000,000	5.340% due 12/1/06	49,000,000
24,009,000	5.330% due 12/5/06	24,009,000
60,400,000	5.430% due 2/5/07	60,400,000
	BNP Paribas NY Branch:
125,000,000	5.205% due 11/3/06	125,000,000
75,000,000	5.075% due 12/8/06	75,000,000
45,000,000	5.455% due 1/31/07	45,000,000
55,750,000	5.345% due 3/20/07	55,750,000
	Calyon NY:
35,000,000	4.750% due 10/26/06	35,000,000
63,500,000	5.200% due 3/30/07	63,491,004
150,000,000	Canadian Imperial Bank, 5.340% due 2/9/07	150,000,000
	Credit Suisse New York:
67,500,000	5.160% due 10/18/06	67,500,000
65,000,000	4.700% due 11/3/06	65,000,000
123,000,000	5.300% due 11/8/06	123,000,000
75,000,000	5.384% due 8/13/07	75,000,000
	Depfa Bank PLC:
87,000,000	5.420% due 10/23/06	86,999,213
37,250,000	5.440% due 11/3/06	37,251,201
100,000,000	5.350% due 11/30/06	100,002,212
100,000,000	5.285% due 6/26/07	100,000,000
	Deutsche Bank NY:
233,750,000	5.280% due 10/30/06	233,750,000
75,000,000	4.730% due 11/6/06	75,000,000
288,100,000	Dexia Credit Local NY, 5.210% due 10/5/06	288,100,000
244,750,000	Dresdner Bank NY, 5.290% due 10/16/06	244,750,000
93,000,000	Fortis Bank NY, 5.225% due 4/4/07	93,000,000
	HBOS Treasury Services NY:
50,000,000	5.310% due 10/23/06	50,000,000
92,000,000	4.750% due 10/24/06	92,000,271
31,000,000	5.340% due 12/18/06	31,000,551

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
$35,500,000	4.770% due 1/3/07	$35,429,518
89,200,000	5.255% due 4/5/07	89,202,176
100,000,000	Morgan Stanley Dean Witter, 5.370% due 3/8/07	100,000,000
	Nordea Bank Finland NY:
94,500,000	5.260% due 12/7/06	94,500,000
22,500,000	5.350% due 5/21/07	22,470,505
100,000,000	Rabobank Nederland NY, 5.440% due 10/5/06	100,000,082
	Royal Bank of Canada NY:
256,200,000	5.310% due 10/23/06	256,201,911
41,500,000	5.340% due 3/21/07	41,500,000
79,000,000	Royal Bank of Scotland NY, 4.640% due 11/1/06	79,000,000
	Societe Generale London:
32,900,000	4.830% due 10/31/06	32,900,000
100,000,000	5.190% due 11/20/06	99,989,851
	Svenska Handelsbanken NY:
23,000,000	4.782% due 12/5/06	22,997,120
33,500,000	5.330% due 12/15/06	33,499,839
141,000,000	5.330% due 12/22/06	141,000,000
	Toronto Dominion Bank NY:
70,000,000	5.535% due 1/26/07	70,013,713
149,000,000	5.420% due 2/12/07	149,007,669
61,500,000	5.230% due 3/30/07	61,500,000
	UBS AG Stamford, CT Branch:
100,000,000	5.290% due 10/31/06	100,000,000
100,000,000	5.300% due 11/6/06	100,000,439
84,400,000	5.305% due 11/8/06	84,400,430
223,750,000	5.300% due 11/20/06	223,750,000
	Unicredito Italiano NY:
95,000,000	5.420% due 2/20/07	95,009,165
41,000,000	5.385% due 3/12/07	41,000,749

	Total Certificates of Deposit (Yankee) (Cost - $5,360,138,839)	5,360,138,839

Medium-Term Notes - 11.2%
	Cheyne Finance LLC:
65,000,000	5.173% due 10/12/06 (a)	64,909,000
100,000,000	5.330% due 6/5/07 (b)(c)	99,989,890
75,000,000	5.295% due 6/15/07 (b)(c)	74,984,219
50,000,000	5.325% due 6/25/07 (b)(c)	49,994,607
100,000,000	5.320% due 7/25/07 (b)(c)	99,983,781
150,000,000	5.295% due 9/17/07 (b)(c)	149,964,666
	Notes:
100,000,000	5.323% due 7/16/07 (b)(c)	99,984,231
100,000,000	5.320% due 9/6/07 (b)(c)	99,981,676
85,000,000	Cullinan Finance Corp., 5.365% due 11/15/06 (b)(c)	84,996,534
300,000,000	General Electric Capital Corp., 5.430% due 10/17/07 (c)	300,000,000
50,000,000	Harrier Finance Funding LLC, 5.315% due 4/11/07 (b)(c)	49,990,994
	K2 USA LLC, Notes:
80,000,000	5.325% due 8/28/07 (b)(c)	79,989,404
350,000,000	5.325% due 9/4/07 (b)(c)	349,967,798
110,000,000	5.325% due 9/28/07 (b)(c)	109,989,091
	Premier Asset Collateralized Entity LLC:
53,250,000	5.310% due 1/25/07 (b)(c)	53,246,518
55,000,000	5.330% due 3/15/07 (b)(c)	55,000,000
50,000,000	5.330% due 5/25/07 (b)(c)	49,996,781
50,000,000	5.365% due 7/25/07 (b)(c)	50,000,000

See Notes to Schedules of Investments.

CASH PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Medium-Term Notes - 11.2% (continued)
	Stanfield Victoria Funding:
$50,000,000	5.320% due 12/4/06 (b)(c)	$49,998,093
100,000,000	4.780% due 1/16/07 (b)	99,995,703
100,000,000	5.320% due 7/6/07 (b)(c)	99,984,863
	White Pine Finance LLC:
60,000,000	5.320% due 9/6/07 (b)(c)	59,991,641
60,000,000	5.320% due 9/12/07 (b)(c)	59,991,493
200,000,000	5.320% due 9/17/07 (b)(c)	199,971,390
70,000,000	5.320% due 9/21/07 (b)(c)	69,986,687
40,000,000	Notes, 5.320% due 9/27/07 (b)(c)	39,992,109

	Total Medium-Term Notes (Cost - $2,602,881,169)	2,602,881,169

Promissory Note - 0.9%
200,000,000	Goldman Sachs Group Inc., 5.460% due 12/19/06 (Cost - $200,000,000)	200,000,000

U.S. Government Agencies - 3.0%
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
126,000,000	4.575 - 4.623% due 11/1/06 (a)	125,538,116
75,000,000	4.669% due 12/1/06 (a)	74,442,500
76,500,000	4.669% due 12/12/06 (a)	75,827,098
140,000,000	4.742% due 1/17/07 (a)	138,115,017
32,769,000	Series RB, 5.204% due 4/17/07 (a)	31,881,370
	Federal National Mortgage Association (FNMA):
	Discount Notes:
35,150,000	4.643% due 12/29/06 (a)	34,768,505
50,000,000	4.821% due 1/26/07 (a)	49,258,889
23,000,000	4.958% due 2/23/07 (a)	22,565,300
43,000,000	5.111% due 3/6/07 (a)	42,096,522
33,500,000	5.123% due 3/30/07 (a)	32,687,974
75,000,000	Notes, 5.250% due 6/21/07 (c)	74,979,010

	Total U.S. Government Agencies (Cost - $702,160,301)	702,160,301

	TOTAL INVESTMENTS - 99.6% (Cost - $23,057,421,396#)	23,057,421,396
	Other Assets in Excess of Liabilities - 0.4%	84,163,661

	TOTAL NET ASSETS - 100.0%	$23,141,585,057

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.3%
U.S. Government & Agency Obligations - 65.2%
	Federal Farm Credit Bank (FFCB):
$25,000,000	5.180% due 11/13/06 (a)	$24,999,273
	Bonds:
80,000,000	5.260% due 12/27/06 (a)	79,998,117
75,000,000	5.225% due 3/1/07 (a)	74,998,477
55,000,000	5.200% due 7/2/07 (a)	54,991,918
65,000,000	5.230% due 1/24/08 (a)	64,983,436
70,000,000	Series 1, 5.230% due 3/13/08 (a)	69,980,370
25,000,000	Series 1, 5.230% due 12/27/07 (a)	24,993,999
60,000,000	Series I, 5.190% due 8/1/07 (a)	59,990,344
	Federal Home Loan Bank (FHLB):
	Bonds:
60,000,000	5.340% due 4/5/07 (a)	59,988,049
35,000,000	5.230% due 2/14/08 (a)	34,990,724
50,000,000	Series I, 5.346% due 7/6/07 (a)	49,985,181
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
30,000,000	5.138% due 11/14/06 (b)	29,820,833
48,200,000	4.677% due 12/1/06 (b)	47,838,902
15,000,000	4.996% due 12/29/06 (b)	14,824,000
15,000,000	4.655% due 1/9/07 (b)	14,816,438
45,000,000	4.764% due 1/17/07 (b)	44,391,437
25,000,000	4.981% due 2/16/07 (b)	24,548,090
26,744,000	5.262% due 2/28/07 (b)	26,175,051
29,301,000	5.322% due 3/30/07 (b)	28,550,691
35,000,000	5.302% due 4/13/07 (b)	34,037,413
	Series RB:
9,707,000	4.869% due 10/24/06 (b)	9,679,060
15,000,000	5.119% due 10/31/06 (b)	14,939,704
30,000,000	5.196% due 11/21/06 (b)	29,788,958
18,537,000	5.350% due 1/30/07 (b)	18,214,456
79,669,000	5.173% -5.338% due 2/6/07 (b)	78,221,649
20,000,000	5.111% due 3/6/07 (b)	19,580,208
42,474,000	5.249% due 5/1/07 (b)	41,231,765
80,000,000	Medium-Term Note, 5.179% due 9/27/07 (a)	79,970,428
	Federal National Mortgage Association (FNMA), Discount Notes:
15,258,000	5.068% due 10/18/06 (b)	15,224,466
20,000,000	4.619% due 10/27/06 (b)	19,938,472
11,392,000	5.135% due 11/1/06 (b)	11,344,391
150,000,000	5.249% due 11/8/06 (b)	149,201,417
36,415,000	5.178% due 11/15/06 (b)	36,190,239
15,299,000	4.677% due 12/1/06 (b)	15,184,385
91,664,000	5.439% - 5.449 % due 12/27/06 (b)	90,501,242
50,000,000	4.901% due 12/29/06 (b)	49,426,167
35,882,000	5.248% due 1/26/07 (b)	35,286,558
30,094,000	5.080% due 2/23/07 (b)	29,509,735
30,000,000	5.111% due 3/6/07 (b)	29,369,667
29,974,000	5.181% due 3/28/07 (b)	29,229,771
25,000,000	5.345% due 3/30/07 (b)	24,362,934
25,000,000	5.500% due 6/29/07 (b)	24,019,375

	Total U.S. Government & Agency Obligations (Cost - $1,715,317,790)	1,715,317,790

See Notes to Schedules of Investments.

GOVERNMENT PORTFOLIO

Schedules of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.3% (continued)
Repurchase Agreements - 34.1%
$46,162,000	Deutsche Banc Securities Inc. repurchase agreement dated 9/29/06, 5.300% due 10/2/06; Proceeds at maturity - $46,182,388; (Fully collateralized by U.S. government agency obligations, 0.000% to 7.250% due 9/15/36; Market value - $47,088,966)	$46,162,000
850,000,000	Morgan Stanley repurchase agreement dated 09/29/06, 5.300% due 10/2/06; Proceeds at maturity - $850,375,417; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.560% due 08/09/07 to 03/19/26; Market Value - $868,802,825)	850,000,000

	Total Repurchase Agreements (Cost - $896,162,000)	896,162,000

	TOTAL INVESTMENTS - 99.3% (Cost - $2,611,479,790#)	2,611,479,790
	Other Assets in Excess of Liabilities - 0.7%	19,326,700

	TOTAL NET ASSETS - 100.0%	$2,630,806,490

(a)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Cash Portfolio (“Cash”) and Government Portfolio (“Government”) (the “Funds”) are separate diversified investment funds of the Smith Barney Money Funds, Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Money Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2006

By:	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: November 29, 2006